Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Asset management and administration fees

Asset management and administration fees

Asset management and administration fees include mutual fund service fees and fees for other asset-based financial services provided to individual and institutional clients, and are recognized as revenue over the period that the related service is provided, based upon average asset balances. The Company earns mutual fund service fees for shareholder services, administration, and investment management provided to its proprietary funds, and recordkeeping and shareholder services provided to third-party funds. These fees are based upon the daily balances of client assets invested in these funds. The Company also earns asset management fees for advice solutions, which include advisory and managed account services that are based on the daily balances of client assets subject to the specific fee for service. The fair values of client assets included in proprietary and third-party mutual funds are based on quoted market prices and other observable market data. Other asset management and administration fees include various asset based fees, such as third-party mutual fund service fees, trust fees, 401(k) record keeping fees, and mutual fund clearing and other service fees.

In 2012, 2011, and 2010, the Company waived a portion of its asset management fees earned from certain Schwab-sponsored money market mutual funds in order to provide a positive return to clients. Under agreements with these funds, the Company may recover such fee waivers depending on the future performance of the funds and approval by the boards of the respective funds until the third anniversary of the end of the fiscal year in which such fee waiver occurs, subject to certain limitations. Recoveries of previously-waived asset management fees are recognized as revenue when substantially all uncertainties about timing and amount of realization are resolved.

Interest revenue

Interest revenue

Interest revenue represents interest earned on cash and cash equivalents, cash and investments segregated, receivables from brokers, dealers, and clearing organizations, receivables from brokerage clients, other securities owned, securities available for sale, securities held to maturity, and loans to banking clients. Interest revenue is recognized in the period earned based upon average or daily asset balances and respective interest rates.

Trading revenue

Trading revenue

Trading revenue includes commission and principal transaction revenues. Clients’ securities transactions are recorded on the date that they settle, while the related commission revenues and expenses are recorded on the date that the trade occurs. Principal transaction revenues are primarily comprised of revenues from trading activity in client fixed income securities, which is recorded on a trade date basis. To accommodate clients’ fixed income trading activity, the Company maintains positions in fixed income securities, including state and municipal debt obligations, U.S. Government, corporate debt and other securities. The difference between the price at which the Company buys and sells securities to and from its clients and other broker-dealers is recognized as principal transaction revenue. Principal transaction revenue also includes unrealized gains and losses on these securities positions.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with original maturities of three months or less that are not segregated and on deposit for regulatory purposes to be cash equivalents. Cash and cash equivalents include money market funds, deposits with banks, certificates of deposit, commercial paper, and treasury securities. Cash and cash equivalents also include balances that Schwab Bank maintains at the Federal Reserve Bank.

Cash and investments segregated and on deposit for regulatory purposes

Cash and investments segregated and on deposit for regulatory purposes

Cash and investments segregated and on deposit for regulatory purposes include securities purchased under agreements to resell (resale agreements), which are collateralized by U.S. Government and agency securities. Resale agreements are accounted for as collateralized investing transactions that are recorded at their contractual amounts plus accrued interest. The Company obtains control of collateral with a market value equal to or in excess of the principal amount loaned and accrued interest under resale agreements. Collateral is valued daily by the Company, with additional collateral obtained to ensure full collateralization. Cash and investments segregated also include certificates of deposit, U.S. Government securities, and corporate debt securities. Certificates of deposit, U.S. Government securities, and corporate debt securities are recorded at fair value. Pursuant to applicable regulations, client cash balances that are not used for margin lending are generally segregated into investment accounts that are maintained for the exclusive benefit of clients.

Receivables from brokerage clients

Receivables from brokerage clients

Receivables from brokerage clients include margin loans to clients and are recorded net of an allowance for doubtful accounts. Receivables from brokerage clients that remain unsecured or partially secured for more than 30 days are fully reserved.

Other securities owned	Other securities owned Other securities owned are recorded at fair value based on quoted market prices. Unrealized gains and losses are included in trading revenue.
Securities available for sale and securities held to maturity

Securities available for sale and securities held to maturity

Securities available for sale are recorded at fair value and unrealized gains and losses are reported, net of taxes, in accumulated other comprehensive income (loss) included in stockholders’ equity. Securities held to maturity are recorded at amortized cost based on the Company’s positive intent and ability to hold these securities to maturity. Realized gains and losses from sales of securities available for sale are determined on a specific identification basis and are included in other revenue – net.

Management evaluates whether securities available for sale and securities held to maturity are other-than-temporarily impaired (OTTI) on a quarterly basis. Debt securities with unrealized losses are considered OTTI if the Company intends to sell the security or if it is more likely than not that the Company will be required to sell such security prior to any anticipated recovery. If management determines that a security is OTTI under these circumstances, the impairment recognized in earnings is measured as the entire difference between the amortized cost and the then-current fair value.

A security is also OTTI if management does not expect to recover the amortized cost of the security. In this circumstance, management utilizes cash flow models to estimate the expected future cash flow from the securities to estimate the credit loss.

The impairment recognized in earnings is measured by the difference between the present value of expected cash flows and the amortized cost of the security. Expected cash flows are discounted using the security’s effective interest rate.

The evaluation of whether the Company expects to recover the amortized cost of a security is inherently judgmental. The evaluation includes the assessment of several bond performance indicators including: the portion of the underlying loans that are delinquent (30 days, 60 days, 90+ days), in bankruptcy, in foreclosure or converted to real estate owned; the actual amount of loss incurred on the underlying loans in which the property has been foreclosed and sold; the amount of credit support provided by the structure of the security available to absorb credit losses on the underlying loans; the current price and magnitude of the unrealized loss; and whether the Company has received all scheduled principal and interest payments. Management uses cash flow models to further assess the likelihood of other-than-temporary impairment for the Company’s non-agency residential mortgage-backed securities. To develop the cash flow models, the Company uses forecasted loss severity, prepayment speeds (i.e. the rate at which the principal on underlying loans are paid down), and default rates over the securities’ expected remaining maturities.

Securities borrowed and securities loaned

Securities borrowed and securities loaned

Securities borrowed require the Company to deliver cash to the lender in exchange for securities and are included in receivables from brokers, dealers, and clearing organizations. For securities loaned, the Company receives collateral in the form of cash in an amount equal to or greater than the market value of securities loaned. Securities loaned are included in payables to brokers, dealers, and clearing organizations. The Company monitors the market value of securities borrowed and loaned, with additional collateral obtained or refunded to ensure full collateralization. Fees received or paid are recorded in interest revenue or interest expense.

Loans to banking clients and related allowance for loan losses

Loans to banking clients and related allowance for loan losses

Loans to banking clients are recorded at their contractual principal amounts and include unamortized direct origination costs or net purchase premiums. Additionally, loans are recorded net of an allowance for loan losses. The Company’s loan portfolio includes four loan segments: residential real estate mortgages, home equity lines of credit (HELOC), personal loans secured by securities and other loans. Residential real estate mortgages include two loan classes: first mortgages and purchased first mortgages. Loan segments are defined as the level to which the Company disaggregates its loan portfolio when developing and documenting a methodology for determining the allowance for loan losses. A loan class is defined as a group of loans within a loan segment that has homogeneous risk characteristics.

The Company records an allowance for loan losses through a charge to earnings based on management’s estimate of probable losses in the existing portfolio. Management reviews the allowance for loan losses quarterly, taking into consideration current economic conditions, the composition of the existing loan portfolio, past loss experience, and risks inherent in the portfolio to ensure that the allowance for loan losses is maintained at an appropriate level.

The methodology to establish an allowance for loan losses utilizes statistical models that estimate prepayments, defaults, and probable losses for the loan segments based on predicted behavior of individual loans within the segments. The methodology considers the effects of borrower behavior and a variety of factors including, but not limited to, interest rates, housing price movements as measured by a housing price index, economic conditions, estimated defaults and foreclosures measured by historical and expected delinquencies, changes in prepayment speeds, loan-to-value (LTV) ratios, past loss experience, estimates of future loss severities, borrower credit risk measured by Fair Isaac Corporation (FICO) scores, and the adequacy of collateral. The methodology also evaluates concentrations in the loan segments, including loan products, year of origination, geographical distribution of collateral, and the portion of borrowers who have other client relationships with the Company.

Probable losses are forecast using a loan-level simulation of the delinquency status of the loans over the term of the loans. The simulation starts with the current relevant risk indicators, including the current delinquent status of each loan, the estimated current LTV ratio of each loan, the term and structure of each loan, current key interest rates including U.S. Treasury and London Interbank Offered Rate (LIBOR) rates, and borrower FICO scores. The more significant variables in the simulation include delinquency roll rates, loss severity, housing prices, and interest rates. Delinquency roll rates (i.e., the rates at which loans transition through delinquency stages and ultimately result in a loss) are estimated from the Company’s historical loss experience adjusted for current trends and market information. Further, the delinquency roll rates within the loan-level simulation discussed above are calibrated to match a moving average of the delinquency roll rates actually experienced in the respective first lien residential real estate mortgage loan (First Mortgage) and home equity line of credit (HELOC) portfolios. Loss severity estimates are based on the Company’s historical loss experience and market trends. The estimated loss severity (i.e. loss given default) used in the allowance for loan loss methodology for HELOC loans is higher than that used in the methodology for First Mortgages. Housing price trends are derived from historical home price indices and econometric forecasts of future home values. Factors affecting the home price index include: housing inventory, unemployment, interest rates, and inflation expectations. Interest rate projections are based on the current term structure of interest rates and historical volatilities to project various possible future interest rate paths. As a result, the current state of house prices, including the decrease in general house prices experienced over the last several years, as well as the current state of delinquencies unique to the Company’s First Mortgage and HELOC portfolios, are considered in the allowance for loan loss methodology.

This methodology results in loss factors that are applied to the outstanding balances to determine the allowance for loan loss for each loan segment.

The Company considers loan modifications in which it makes an economic concession to a borrower experiencing financial difficulty to be a troubled debt restructuring.

Nonaccrual loans

Nonaccrual loans

Residential real estate mortgages, HELOC, personal, and other loans are placed on nonaccrual status upon becoming 90 days past due as to interest or principal (unless the loans are well-secured and in the process of collection), or when the full timely collection of interest or principal becomes uncertain. For the portion of the HELOC portfolio for which the Company is able to track the delinquency status on the associated first lien loan, the Company places a HELOC on non-accrual status if the associated first mortgage is 90 days or more delinquent, regardless of the payment status of the HELOC. When a loan is placed on nonaccrual status, the accrued and unpaid interest receivable is reversed and the loan is accounted for on the cash or cost recovery method thereafter, until qualifying for return to accrual status. Generally, a nonaccrual loan may be returned to accrual status when all delinquent interest and principal is repaid and the borrower demonstrates a sustained period of performance of twelve consecutive months of repayments, or when the loan is both well-secured and in the process of collection and collectability is no longer doubtful.

Loan Charge-Offs

Loan Charge-Offs

The Company charges off a loan in the period that it is deemed uncollectible and records a reduction in the allowance for loan losses and the loan balance. The Company’s charge-off policy for residential real estate mortgages and HELOC loans is to assess the value of the property when the loan has been delinquent for 180 days or it is in bankruptcy, regardless of whether or not the property is in foreclosure, and charge-off the amount of the loan balance in excess of the estimated current value of the underlying property less estimated costs to sell.

Equipment, office facilities, and property

Equipment, office facilities, and property

Equipment, office facilities, and property are recorded at cost net of accumulated depreciation and amortization, except for land, which is recorded at cost. Equipment and office facilities are depreciated on a straight-line basis over an estimated useful life of three to ten years. Buildings are depreciated on a straight-line basis over 20 to 40 years. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the asset or the term of the lease. Software and certain costs incurred for purchasing or developing software for internal use are amortized on a straight-line basis over an estimated useful life of three or five years. Equipment, office facilities, and property are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

Goodwill

Goodwill

Goodwill represents the fair value of acquired businesses in excess of the fair value of the individually identified net assets acquired. Goodwill is not amortized but is tested for impairment annually or whenever indications of impairment exist. In testing for potential impairment of goodwill, management estimates the fair values of each of the Company’s reporting units (defined as the Company’s businesses for which financial information is available and reviewed regularly by management) and compares it to their carrying values. The estimated fair values of the reporting units are established using a discounted cash flow model that includes significant assumptions about the future operating results and cash flows of each reporting unit and a market capitalization analysis. As allowed by applicable accounting standards, the Company can elect to qualitatively assess goodwill for impairment if it is more likely than not that the fair value of a reporting unit exceeds its carrying value. The Company’s annual impairment testing date is April 1st.

Intangible assets

Intangible assets

Intangible assets are amortized over their useful lives in a manner that best reflects their economic benefit. Intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company does not have any indefinite-lived intangible assets.

Guarantees and indemnifications

Guarantees and indemnifications

The Company recognizes, at the inception of a guarantee, a liability equal to the estimated fair value of the obligation undertaken in issuing the guarantee. The fair values of the obligations relating to standby letter of credit agreements (LOCs) are estimated based on fees charged to enter into similar agreements, considering the creditworthiness of the counterparties. The fair values of the obligations relating to other guarantees are estimated based on transactions for similar guarantees or expected present value measures.

Income taxes

Income taxes

The Company provides for income taxes on all transactions that have been recognized in the consolidated financial statements. Accordingly, deferred tax assets are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax assets and deferred tax liabilities, as well as other changes in income tax laws, are recorded in earnings in the period during which such changes are enacted. The Company’s unrecognized tax benefits, which are included in accrued expenses and other liabilities, represent the difference between positions taken on tax return filings and estimated potential tax settlement outcomes. Interest and penalties relating to unrecognized tax benefits are recorded in income tax expense.

Stock-based compensation

Stock-based compensation

Stock-based compensation includes employee and board of director stock options, restricted stock units, and restricted stock awards. The Company measures compensation expense for these share-based payment arrangements based on their estimated fair values as of the awards’ grant date. The fair value of the share-based award is recognized over the vesting period as stock-based compensation. Stock-based compensation expense is based on awards expected to vest and therefore is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant based on the Company’s historical forfeiture experience and revised in subsequent periods if actual forfeitures differ from those estimates. The excess tax benefits from the exercise of stock options and the vesting of restricted stock awards are recorded in additional paid-in capital.

Fair values of assets and liabilities

Fair values of assets and liabilities

Fair value is defined as the price that would be received to sell an asset or the price paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement accounting guidance describes the fair value hierarchy for disclosing assets and liabilities measured at fair value based on the inputs used to value them. The fair value hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are based on market pricing data obtained from sources independent of the Company. A quoted price in an active market provides the most reliable evidence of fair value and is generally used to measure fair value whenever available. Unobservable inputs reflect management’s judgment about the assumptions market participants would use in pricing the asset or liability. Where inputs used to measure fair value of an asset or liability are from different levels of the hierarchy, the asset or liability is categorized based on the lowest level input that is significant to the fair value measurement in its entirety. Assessing the significance of a particular input requires judgment. The fair value hierarchy includes three levels based on the objectivity of the inputs as follows:

—	Level 1 inputs are quoted prices in active markets as of the measurement date for identical assets or liabilities that the Company has the ability to access.

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Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates, benchmark yields, issuer spreads, new issue data, and collateral performance.

—	Level 3 inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Assets and liabilities recorded at fair value

The Company uses the market and income approaches to determine the fair value of assets and liabilities. When available, the Company uses quoted prices in active markets to measure the fair value of assets and liabilities. When utilizing market data and bid-ask spread, the Company uses the price within the bid-ask spread that best represents fair value. When quoted prices do not exist, the Company uses prices obtained from independent third-party pricing services to measure the fair value of investment assets. The Company generally obtains prices from at least three independent pricing sources for assets recorded at fair value and may obtain up to five prices on assets with higher risk of limited observable information, such as non-agency residential mortgage-backed securities. The Company’s primary independent pricing service provides prices based on observable trades and discounted cash flows that incorporate observable information such as yields for similar types of securities (a benchmark interest rate plus observable spreads) and weighted-average maturity for the same or similar “to-be-issued” securities. The Company compares the prices obtained from its primary independent pricing service to the prices obtained from the additional independent pricing services to determine if the price obtained from the primary independent pricing service is reasonable. The Company does not adjust the prices received from independent third-party pricing services unless such prices are inconsistent with the definition of fair value and result in a material difference in the recorded amounts.

Financial instruments not recorded at fair value

Descriptions of the valuation methodologies and assumptions used to estimate the fair value of financial instruments not recorded at fair value are described below. The Company’s financial instruments not recorded at fair value but for which fair value can be approximated and disclosed include:

—	Cash and cash equivalents are short-term in nature and accordingly are recorded at amounts that approximate fair value.

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Cash and investments segregated and on deposit for regulatory purposes include cash and securities purchased under resale agreements. Securities purchased under resale agreements are short-term in nature and are backed by collateral that both exceeds the carrying value of the resale agreement and is highly liquid in nature. Accordingly, the carrying value approximates fair value.

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Receivables from/payables to brokers, dealers, and clearing organizations are recorded at contractual amounts and historically have been settled at those values and are short-term in nature, and therefore approximate fair value.

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Receivables from/payables to brokerage clients — net are recorded at contractual amounts and historically have been settled at those values and are short-term in nature, and therefore approximate fair value.

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Securities held to maturity – The fair values of securities held to maturity are obtained using an independent third-party pricing service similar to investment assets recorded at fair value as discussed above.

—	Loans to banking clients – The fair values of the Company’s loans to banking clients are estimated based on prices of mortgage-backed securities collateralized by similar types of loans.

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Loans held for sale at December 31, 2011, were recorded at the lower of cost or fair value. The fair value of the Company’s loans held for sale was estimated using quoted market prices for securities backed by similar types of loans.

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Financial instruments included in other assets primarily consist of cost method investments and Federal Home Loan Bank (FHLB) stock, whose carrying values approximate their fair values. FHLB stock is recorded at par, which approximates fair value.

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Deposits from banking clients have no stated maturity and are recorded at the amount payable on demand as of the balance sheet date. The Company considers the carrying value of these deposits to approximate their fair values.

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Financial instruments included in accrued expenses and other liabilities consist of commercial paper, drafts payable and certain amounts due under contractual obligations which are short-term in nature and accordingly are recorded at amounts that approximate fair value.

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Long-term debt – Except for the finance lease obligation, the fair values of long-term debt are estimated using indicative, non-binding quotes from independent brokers. The Company validates indicative prices for its debt through comparison to other independent non-binding quotes. The finance lease obligation is recorded at carrying value, which approximates fair value.

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Firm commitments to extend credit – The Company extends credit to banking clients through HELOC and personal loans secured by securities. The Company considers the fair value of these unused commitments to be not material because the interest rates earned on these balances are based on floating interest rates that reset monthly. The Company does not charge a fee to maintain a HELOC or personal loan.

Adoption of New Accounting Standards

Adoption of New Accounting Standards

Testing Goodwill for Impairment: In September 2011, the Financial Accounting Standards Board issued new guidance allowing companies to consider qualitative factors before performing a quantitative assessment when determining whether goodwill is impaired, which is effective for goodwill impairment tests performed after January 1, 2012. Specifically, there is no longer a requirement to perform the two-step goodwill impairment test unless the entity determines that based on qualitative factors, it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The adoption of this new guidance did not have a material impact on the Company’s financial position, results of operations, earnings per common share (EPS), or cash flows.